LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule Of Long-Term Debt
Others

	Annual interest
	rate at
	December 31	December 31,
	2019	2019	2018
Linkage terms:
U.S. dollar	3.5% - 5%	381	503
NIS - Fix interest rate	5% - 5.5%	664	221
		1,045	724
Less - current maturities		(658)	(416)

		387	308

Schedule Of Maturities Of Long-Term Debt (Including Capital Lease)
Minimum future payments at December 31, 2019 due under the long-term (includes liabilities associated with equipment purchasing) debts are as follows:

Long-term loan

2020	658
2021	145
2022	145
2023	97

1,045